Operating expense - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Government grants for research and development and innovation	$ 1,000	$ 700	$ 1,100
Total	93,657	86,149	90,181
Cost of revenue
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 3,200	$ 2,247	$ 2,660